Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2017	2018	2019
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(11.6)%	(9.0)%	(18.1	) %
Permanent book—tax difference	(0.1)%	(0.3)%	3.3%
Estimates for uncertain tax positions	—	(10.5)%	—
Difference in EIT rates of certain overseas entities	(0.8)%	(2.8)%	(4.4	) %
The effect of change in tax rate	(5.1)%	—	—
Tax filing difference	—	—	0.7%
Effect of tax holiday (Note)	(9.8)%	(7.6)%	(6.8	) %

Total	(2.4)%	(5.2)%	(0.3	) %

Summary of Effect of Preferential Tax on China Operations
The following table sets forth the effect of preferential tax on China operations:

	For the years ended December 31,
	2017	2018	2019
Tax holiday effect	3,737	27,400	8,317
Basic and diluted net loss per share effect	0.19	1.02	0.17

Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses
Loss from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2017	2018	2019
Domestic	232,715	400,791	482,569
Foreign	4,439	63,115	90,312

Total	237,154	463,906	572,881

Current and Deferred Portions of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2017	2018	2019
Current income tax expense	5,606	41,100	296
Deferred income tax benefit	—	(16,940)	1,604

Income tax expense	5,606	24,160	1,900

Summary of Deferred Tax Assets	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
Deferred tax assets
Deductible temporary difference related to advertising expenses	50,958	91,710
Deductible temporary difference related to accruals and other payables	20,983	26,851
Tax losses carried forward	35,978	103,246

Total deferred tax assets	107,919	221,807
Less: Valuation allowance	(90,979)	(206,471)

Total deferred tax assets	16,940	15,336

Summary of Movement of Valuation Allowance
Movement of valuation allowance is as follows:

	For the years ended December 31,
	2017	2018	2019
Beginning balance	21,855	49,183	90,979
Additions	27,328	41,796	137,122
Reversals	—	—	(21,630)
Ending balance	49,183	90,979	206,471

Summary of Unrecognized Tax Benefits
The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the years ended December 31,
	2017	2018	2019
Beginning balance	—	—	41,100
Increases related to tax positions taken during the current year	—	41,100	—

Total	—	41,100	41,100